Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 12 – Goodwill and Other Intangible Assets

	Goodwill	Core Deposit Intangibles
	(In Thousands)

Balance at June 30, 2011	108,591	807
Amortization	—	(155)

Balance at June 30, 2012	108,591	652
Amortization	—	(138)

Balance at June 30, 2013	108,591	514
Acquisition of Atlas Bank	—	398
Amortization	—	(122)

Balance at June 30, 2014	$108,591	$790

Scheduled amortization of core deposit intangibles for each of the next five years and thereafter is as follows:

Years Ending June 30:	(In Thousands)
2015	$194
2016	166
2017	139
2018	111
2019	84
Thereafter	96